UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23199

First Trust Senior Floating Rate 2022 Target Term Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Table of Contents

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Semi-Annual Report

November 30, 2017

Caution Regarding Forward-Looking Statements

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Senior Floating Rate 2022 Target Term Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

Performance and Risk Disclosure

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit https://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at https://www.ftportfolios.com.

How to Read This Report

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of the relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Semi-Annual Letter from the Chairman and CEO

November 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Senior Floating Rate 2022 Target Term Fund.

First Trust is pleased to provide you with the semi-annual report which contains detailed information about your investment for the 6 months ended November 30, 2017, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.

The U.S. bull market continued through the November 2016 election and the first 10 months of the Trump presidency. We believe several factors over the past several months have pointed to an accelerating economy. From November 8, 2016 (Election Day 2016) through November 30, 2017, the S&P 500® Index (the “Index”) posted a total return of 26.49%, according to Bloomberg. In addition, all 11 Index sectors were up on a total return basis. Since the beginning of 2017 through November 30, 2017, the Index has closed its trading sessions at all-time highs on 57 occasions and has spent the entire year in positive territory. This has only happened in 10 different years over the past seven decades.

Halfway through the fourth quarter, monthly data releases show real gross domestic product (“GDP”) growing at an approximate 3% annual rate. If that holds, it would make for three consecutive quarters of growth at 3% or higher. The last time that happened was 2004. While we remain optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how markets will perform in different economic environments.

We believe that you should invest for the long term and be prepared for market volatility by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It is also important to keep in mind that past performance can never guarantee future results.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Page 1

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

“AT A GLANCE”

As of November 30, 2017 (Unaudited)

Fund Statistics
Symbol on New York Stock Exchange	FIV
Common Share Price	$9.26
Common Share Net Asset Value (“NAV”)	$9.74
Premium (Discount) to NAV	(4.93)%
Net Assets Applicable to Common Shares	$348,901,354
Current Monthly Distribution per Common Share(1)	$0.0417
Current Annualized Distribution per Common Share	$0.5004
Current Distribution Rate on Common Share Price(2)	5.40%
Current Distribution Rate on NAV(2)	5.14%

Common Share Price & NAV (weekly closing price)

Performance
		Cumulative Total Return
	6 Months Ended 11/30/2017	Inception (12/21/2016) to 11/30/2017
Fund Performance(3)
NAV	1.17%	2.78%
Market Value	-4.97%	-3.76%
Index Performance
S&P/LSTA Leveraged Loan Index	1.72%	4.29%

(1)	Most recent distribution paid or declared through 11/30/2017. Subject to change in the future.
(2)	Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 11/30/2017. Subject to change in the future.
(3)	Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.

Page 2

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

“AT A GLANCE” (Continued)

As of November 30, 2017 (Unaudited)

Credit Quality (S&P Ratings)(4)	% of Senior Loans and other Debt Securities(5)
BBB-	3.3%
BB+	1.6
BB	4.2
BB-	25.8
B+	25.4
B	20.3
B-	12.1
CCC+	3.8
CCC	1.8
D	0.3
Not Rated	1.4
Total	100.0%

Top 10 Issuers	% of Senior Loans and other Securities(5)
Caesars Entertainment Resort Properties LLC	3.2%
MultiPlan, Inc. (MPH Acquisition Holdings LLC)	3.2%
Amaya Holdings B.V.	3.1%
Caesars Growth Partners LLC	3.1%
Energy Future Intermediate Holding Co.	3.0%
BMC Software Finance, Inc.	2.9%
Valeant Pharmaceuticals International, Inc.	2.9%
CHS/Community Health Systems, Inc.	2.5%
Univision Communications, Inc.	2.2%
BJ’s Wholesale Club, Inc.	2.2%
Total	28.3%

Industry Classification	% of Senior Loans and other Securities(5)
Health Care Providers & Services	19.2%
Hotels, Restaurants & Leisure	17.8
Software	10.8
Media	7.5
Pharmaceuticals	5.2
Food & Staples Retailing	4.0
Diversified Financial Services	3.4
Professional Services	3.3
Electric Utilities	3.1
Containers & Packaging	2.8
Capital Markets	2.3
Diversified Consumer Services	2.1
Insurance	2.0
Life Sciences Tools & Services	2.0
Food Products	1.6
Commercial Services & Supplies	1.6
Auto Components	1.5
Health Care Equipment & Supplies	1.5
Diversified Telecommunication Services	1.5
Trading Companies & Distributors	1.1
Building Products	1.1
Oil, Gas & Consumable Fuels	1.1
Real Estate Management & Development	0.9
Specialty Retail	0.8
Semiconductors & Semiconductor Equipment	0.6
Wireless Telecommunication Services	0.5
Chemicals	0.2
Independent Power and Renewable Electricity Producers	0.2
Aerospace & Defense	0.1
Technology Hardware, Storage & Peripherals	0.1
Health Care Technology	0.1
Industrial Conglomerates	0.0*
Total	100.0%
* Amount is less than 0.1%.

(4)	The ratings are by Standard & Poor’s except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(5)	Percentages are based on long-term positions. Money market funds are excluded.

Page 3

Portfolio Commentary

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Semi-Annual Report

November 30, 2017 (Unaudited)

Advisor

The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 14 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of November 30, 2017, the First Trust Leveraged Finance Team managed or supervised approximately $4.0 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, one UCITS fund and a series of unit investment trusts on behalf of retail and institutional clients.

Portfolio Management Team

William Housey, CFA – Senior Vice President, Senior Portfolio Manager

Scott D. Fries, CFA – Senior Vice President, Portfolio Manager

Commentary

First Trust Senior Floating Rate 2022 Target Term Fund

The investment objectives of the First Trust Senior Floating Rate 2022 Target Term Fund (“FIV” or the “Fund”) are to seek a high level of current income and to return $9.85 per Common Share of beneficial interest of the Fund (the original net asset value (“NAV”) per Common Share before deducting offering costs of $0.02 per Common Share) to the holders of Common Shares on or about February 1, 2022. The Fund pursues its objectives by primarily investing at least 80% of its managed assets in a portfolio of senior secured floating-rate loan interests (“senior loans”). There can be no assurance that the Fund’s investment objectives will be achieved. The Fund may not be appropriate for all investors.

Market Recap

The six months ended November 30, 2017 were relatively stable in the senior loan and high-yield bond markets. The S&P/LSTA Leveraged Loan Index generated positive returns in four of the six months and returned 1.72% during the period. Similarly, the ICE BofAML US High Yield Constrained Index also experienced positive returns in four of the six months, and produced a total return of 2.27% during the period. This compares to the 10.89% total return for the S&P 500® Index for the same period.

From a credit quality perspective, lower rated issues experienced the strongest returns during the period within the senior loan market. Lower quality CCC rated issues returned 2.06% in the period, outperforming the 1.89% return for B rated issues and the 1.77% return for BB rated issues. The average price of senior loans in the market softened modestly, entering the period at $98.33 and ending the period at $97.98. Senior loan spreads over 3-month London Interbank Offered Rate (“LIBOR”) remained largely unchanged, entering the period at L+413 and ending the period at L+410. During the same period, 3-month LIBOR increased approximately 28 basis points (“bps”) to 1.49%, which mitigated the senior loan market’s modest spread tightening.

Default Rates

The last 12 months (“LTM”) default rate within the senior loan market entered the period at 1.42% and ended the period at 1.95%. The current LTM default rate remains well below the 3.03% long-term average default rate for the asset class (March 1999 – November 2017). The low corporate default rate has largely been driven by a stabilization in commodity prices as defaults in the oil & gas and nonferrous metals/minerals sectors have slowed. We continue to believe the low default rates in both senior loans and high-yield bonds are reflective of the relatively sound financial condition of most companies, the lack of near-term debt maturities, and the strong backdrop of a healthy macroeconomic environment.

Performance Analysis

The Fund’s NAV and market price returns1 were 1.17% and -4.97%, respectively, for the six-month period ended November 30, 2017. For reference, the S&P/LSTA Leveraged Loan Index returned 1.72% over that time. The Fund’s market price return was negatively impacted by the Fund’s premium/discount to NAV widening over the period. At the start of the period, the Fund’s market price was at a 1.21% premium to NAV and by the end of the period, the Fund moved to a 4.93% discount to NAV, reflecting a widening of 614 bps. This widening was experienced by most closed-end funds in the market. We believe the dichotomy we observed in the market price when compared to the NAV performance suggests that the widening may have been driven by investors selling prior to year-end for tax purposes or perhaps trading to swap into new term closed-end funds.

[1]	Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.

Page 4

Portfolio Commentary (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Semi-Annual Report

November 30, 2017 (Unaudited)

From an income perspective, the Fund announced consecutive monthly distributions at a consistent rate of $0.0417 per share from March through November 2017. This equates to an annualized distribution rate as of November 30, 2017 of 5.14% at NAV and 5.40% at market price.

Leverage remained relatively constant during the period. Leverage stood at 26.56% at the end of May 2017 and ended the period at 26.53%. The Fund’s use of leverage was beneficial as senior loan returns outperformed the cost of borrowing. The Fund remains well diversified and was invested in 135 different issuers, with our largest issuer, Caesars Entertainment Resort Properties LLC, consisting of 3.20% of the Fund as of November 30, 2017. The Fund was also well diversified across 32 different industries, the largest of which was Health Care Providers & Services at 19.24%, followed by Hotels, Restaurant & Leisure at 17.75%, and Software at 10.82%. Additionally, the Fund held 13.05% of its assets in high-yield bonds at the end of the period, which compares to 12.39% entering the period at the end of May 2017. Detracting from returns was the Fund’s position in Toys R Us, which filed an unexpected bankruptcy to address its balance sheet at the end of September 2017. The Fund has experienced one bankruptcy since inception, which compares to 16 within the S&P/LSTA Leveraged Loan Index.

Market and Fund Outlook

We believe that with the potential for additional interest rate hikes on the horizon, LIBOR should continue to migrate higher through 2018. Importantly, the default rate for senior loans remains low at 1.95% and we believe it is likely to remain low given the overall health of the U.S. economy.

We believe that the favorable backdrop for the macroeconomy will persist for the near to intermediate term and that we are in a healthy part of the economic cycle to own senior loans and high-yield bonds. We also believe that the current cycle continues to have a long runway. Specifically, we believe senior loans, given their senior secured position in the capital structure, floating interest rate, attractive income and low default rate are well positioned as we move through 2018. We also believe that high-yield bonds should continue to perform well given their mid-cycle valuations and declining default rate. As we evaluate new investment opportunities, decisions will continue to be rooted in our rigorous bottom-up credit analysis and our focus will remain on identifying the opportunities that we believe offer the best risk and reward balance.

Page 5

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments

November 30, 2017 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 119.0%

	Aerospace & Defense – 0.2%
$ 359,428	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.24%	06/09/23	$359,464
193,551	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.33%	06/09/23	193,571

				553,035

	Agricultural Products – 0.1%
180,000	Dole Foods Co., Term Loan B, 1 Mo LIBOR + 2.75%, 1.00% Floor	3.99%-4.06%	04/29/24	180,574
8,800	Dole Foods Co., Term Loan B, 3 Mo LIBOR + 2.75%, 1.00% Floor	4.08%	04/29/24	8,828
12	Dole Foods Co., Term Loan B, Prime + 1.75%, 1.00% Floor	6.00%	04/29/24	13

				189,415

	Alternative Carriers – 0.1%
244,527	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3 Mo LIBOR + 2.25%, 0.00% Floor	3.70%	02/22/24	244,221

	Application Software – 4.8%
1,527,600	CCC Information Resources, Inc., Term Loan B, 1 Mo LIBOR + 3.00%, 1.00% Floor	4.35%	03/31/24	1,529,510
734,155	Hyland Software, Term-3 Loans, 1 Mo LIBOR + 3.25%, 0.75% Floor	4.60%	07/01/22	740,579
1,877,308	Infor (US), Inc., Term Loan B, 3 Mo LIBOR + 2.75%, 1.00% Floor	4.08%	02/02/22	1,874,567
4,376,495	JDA Software Group (RP Crown Parent, Inc.), Term Loan B, 1 Mo LIBOR + 3.00%, 1.00% Floor	4.35%	10/12/23	4,401,660
1,266,925	LANDesk Software, Inc., Term Loan B, 1 Mo LIBOR + 4.25%, 1.00% Floor	5.60%	01/18/24	1,225,117
120,380	Micro Focus International (MA Finance LLC), MA Finance TLB3, 1 Mo LIBOR + 2.75%, 0.00% Floor	4.06%	04/18/24	120,567
812,954	Micro Focus International (MA Finance LLC), Seattle Spinco TLB, 1 Mo LIBOR + 2.75%, 0.00% Floor	4.06%	04/18/24	814,222
387,960	Mitchell International, Inc., Delayed Draw Term Loan (d)	0.00% (e)	11/30/24	387,960
4,810,706	Mitchell International, Inc., Term Loan B, 2 Mo LIBOR + 3.50%, 0.00% Floor	4.61%	11/30/24	4,810,706
741,000	Qlik Technologies (Project Alpha Intermediate Holdings, Inc.), Term Loan B, 6 Mo LIBOR + 3.50%, 1.00% Floor	5.04%	04/26/24	724,328

				16,629,216

	Asset Management & Custody Banks – 3.1%
2,931,992	American Beacon Advisors, Inc. (Resolute Investment Managers), Term Loan B, 2 Mo LIBOR + 3.25%, 1.00% Floor	4.58%	04/30/22	2,964,977
758,100	First Eagle Investment Management, Term Loan B, 2 Mo LIBOR + 3.00%, 0.75% Floor	4.36%	12/01/22	763,786
3,693,534	Victory Capital Holdings (VCH Holdings LLC), Initial Term Loan, 3 Mo LIBOR + 5.25%, 1.00% Floor	6.58%	10/29/21	3,739,703
3,351,600	Virtus Investment Partners, Inc., Term Loan B, 3 Mo LIBOR + 3.50%, 0.75% Floor	4.82%	03/02/24	3,385,116

				10,853,582

	Auto Parts & Equipment – 2.0%
7,115,353	Gates Global LLC, Term Loan B, 1 Mo LIBOR + 3.00%, 1.00% Floor	4.39%	03/31/24	7,150,930

	Broadcasting – 3.2%
20,986	Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo LIBOR + 2.50%, 0.00% Floor	3.74%	01/17/24	21,038
166,183	Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo LIBOR + 2.50%, 0.00% Floor	3.74%	01/17/24	166,599
236,438	Tribune Media Co., Extended Term Loan C, 1 Mo LIBOR + 3.00%, 0.75% Floor	4.35%	01/31/24	236,793

Page 6	See Notes to Financial Statements

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)

	Broadcasting (Continued)
$ 10,825,296	Univision Communications, Inc., Term Loan C5, 1 Mo LIBOR + 2.75%, 1.00% Floor	4.10%	03/15/24	$10,744,106

				11,168,536

	Building Products – 1.6%
171,828	Beacon Roofing Supply, Term Loan B, 1 Mo LIBOR + 2.25%, 0.00% Floor	3.61%	01/02/25	172,151
2,284,688	Jeld-Wen, Inc., Term Loan B, 3 Mo LIBOR + 3.00%, 1.00% Floor	4.33%	07/01/22	2,298,967
2,977,500	Quikrete Holdings, Inc., Term Loan B, 1 Mo LIBOR + 2.75%, 0.00% Floor	4.10%	11/15/23	2,983,693

				5,454,811

	Casinos & Gaming – 18.2%
14,858,988	Amaya Holdings B.V., Term Loan B, 3 Mo LIBOR + 3.50%, 1.00% Floor	4.83%	08/01/21	14,931,797
14,705,889	Caesars Entertainment Resort Properties LLC, Term Loan B, 1 Mo LIBOR + 3.50%, 1.00% Floor	4.85%	10/04/20	14,696,771
14,886,731	Caesars Growth Partners LLC, Term Loan B, 1 Mo LIBOR + 2.75%, 1.00% Floor	4.10%	05/08/21	14,883,605
8,700,000	Caesars Resorts Collection, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.12%	09/28/24	8,743,500
995,025	CityCenter Holdings LLC, Term Loan B, 1 Mo LIBOR + 2.50%, 0.75% Floor	3.85%	04/15/24	999,134
1,542,103	Golden Nugget, Term Loan B, 2 Mo LIBOR + 3.25%, 0.75% Floor	4.55%	10/04/23	1,553,237
248,111	MGM Growth Properties Operating Partnership LP, Term Loan B, 1 Mo LIBOR + 2.25%, 0.00% Floor	3.60%	04/25/23	249,086
580,416	Penn National Gaming, Inc., Term Loan B, 1 Mo LIBOR + 2.50%, 0.75% Floor	3.85%	01/19/24	582,959
6,851,320	VICI Properties (Caesars), Term Loan B, 1 Mo LIBOR + 3.50%, 0.00% Floor	4.75%	10/15/22	6,848,854

				63,488,943

	Coal & Consumable Fuels – 1.3%
4,026,076	Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.60%	03/07/24	4,052,930
418,204	Peabody Energy Corp., Term Loan B, 1 Mo LIBOR + 3.50%, 1.00% Floor	4.85%	03/31/22	421,863

				4,474,793

	Commercial Printing – 0.0%
174,500	Multi-Color Corp, Term Loan B, 1 Mo LIBOR + 2.25%, 0.00% Floor	3.60%	11/01/24	175,517

	Diversified Support Services – 1.4%
1,543,019	Brickman Group Holdings, Inc, Initial Term Loan (First Lien), 1 Mo LIBOR + 3.00%, 1.00% Floor	4.28%	12/18/21	1,548,805
9,084	Brickman Group Holdings, Inc, Initial Term Loan (First Lien), 2 Mo LIBOR + 3.00%, 1.00% Floor	4.31%	12/18/21	9,118
1,892,003	Brickman Group Holdings, Inc, Initial Term Loan (First Lien), 3 Mo LIBOR + 3.00%, 1.00% Floor	4.38%	12/18/21	1,899,098
1,547,597	Brickman Group Holdings, Inc, Second Lien Term Loan, 1 Mo LIBOR + 6.50%, 1.00% Floor	7.78%	12/18/21	1,552,921

				5,009,942

	Electric Utilities – 4.2%
14,511,111	Energy Future Intermediate Holding Co., DIP Term Loan, 1 Mo LIBOR + 3.00%, 1.00% Floor	4.28%-4.35%	06/28/18	14,555,225

See Notes to Financial Statements	Page 7

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)

	Environmental & Facilities Services – 0.4%
$ 540,521	PSSI (Packers Holding LLC), Term Loan B, 1 Mo LIBOR + 3.25%, 1.00% Floor	4.74%	11/16/24	$542,213
855,192	WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan (First Lien), 3 Mo LIBOR + 3.75%, 1.00% Floor	5.08%	01/15/21	861,075

				1,403,288

	Food Distributors – 0.5%
1,625	TKC Holdings, Inc., Term Loan B, 1 Mo LIBOR + 4.25%, 1.00% Floor	5.60%	01/31/23	1,642
645,125	TKC Holdings, Inc., Term Loan B, 2 Mo LIBOR + 4.25%, 1.00% Floor	5.67%	01/31/23	651,983
992,462	US Foods, Inc., Term Loan B, 1 Mo LIBOR + 2.50%, 0.00% Floor 3.85%		06/27/23	997,425

				1,651,050

	Food Retail – 2.0%
5,235,126	Albertsons LLC, Term Loan B5, 3 Mo LIBOR + 3.00%, 0.75% Floor	4.33%	12/21/22	5,085,454
1,841,642	Albertsons LLC, Term Loan B6, 3 Mo LIBOR + 3.00%, 0.75% Floor	4.46%	06/22/23	1,788,695

				6,874,149

	Health Care Equipment – 2.0%
3,434,394	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 1 Mo LIBOR + 3.25%, 1.00% Floor	4.60%	06/08/20	3,400,050
3,514,845	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan , 3 Mo LIBOR + 3.25%, 1.00% Floor	4.59%	06/08/20	3,479,696
199,500	Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo LIBOR + 3.25%, 1.00% Floor	4.58%	01/31/24	198,794

				7,078,540

	Health Care Facilities – 4.9%
8,662,231	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 3 Mo LIBOR + 3.00%, 1.00% Floor	4.32%	01/27/21	8,288,110
481,907	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 3 Mo LIBOR + 3.00%, 1.00% Floor	4.32%	06/01/22	484,620
136	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, Prime + 2.00%, 1.00% Floor	6.25%	06/01/22	137
5,953,885	Kindred Healthcare, Inc., New Term Loan, 3 Mo LIBOR + 3.50%, 0.75% Floor	4.88%	04/09/21	5,965,078
2,251,336	National Veterinary Associates (NVA Holdings, Inc.), Term Loan B2, 3 Mo LIBOR + 3.50%, 1.00% Floor	4.83%	08/14/21	2,265,406

				17,003,351

	Health Care Services – 9.5%
167,867	Air Medical Group Holdings, Inc., 2017-2 New Term Loan, 1 Mo LIBOR + 4.25%, 1.00% Floor	5.56%	09/30/24	168,664
989,980	Air Medical Group Holdings, Inc., Term Loan B1, 1 Mo LIBOR + 4.00%, 1.00% Floor	5.31%	04/28/22	991,841
1,641,237	Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo LIBOR + 3.50%, 1.00% Floor	4.83%	04/30/24	1,637,955
4,867,002	CareCore National LLC, Term Loan B, 1 Mo LIBOR + 4.00%, 1.00% Floor	5.35%	03/06/21	4,873,086
3,769	CHG Healthcare Services, Inc, Term Loan B, 2 Mo LIBOR + 3.25%, 1.00% Floor	4.56%	06/07/23	3,782
1,481,156	CHG Healthcare Services, Inc, Term Loan B, 3 Mo LIBOR + 3.25%, 1.00% Floor	4.63%	06/07/23	1,486,251

Page 8	See Notes to Financial Statements

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)

	Health Care Services (Continued)
$ 9,460	Curo Health Services Holdings, Inc., Term Loan B, 2 Mo LIBOR + 4.00%, 1.00% Floor	5.35%	02/05/22	$9,453
3,689,191	Curo Health Services Holdings, Inc., Term Loan B, 3 Mo LIBOR + 4.00%, 1.00% Floor	5.41%	02/05/22	3,686,424
5,909	DuPage Medical Group, Initial Term Loans, 1 Mo LIBOR + 3.00%, 0.75% Floor	4.36%	08/15/24	5,917
2,357,786	DuPage Medical Group, Initial Term Loans, 3 Mo LIBOR + 3.00%, 0.75% Floor	4.42%	08/15/24	2,360,733
7,250,567	Envision Healthcare Corp. (Emergency Medical Services Corp.), Term Loan B, 1 Mo LIBOR + 3.00%, 0.75% Floor	4.35%	12/01/23	7,264,198
3,970,000	ExamWorks Group, Inc., Term Loan B, 1 Mo LIBOR + 3.25%, 1.00% Floor	4.60%	07/27/23	3,991,517
2,262,857	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo LIBOR + 3.25%, 1.00% Floor	4.60%	06/30/24	2,227,511
4,378,000	Team Health, Inc., Term Loan B, 1 Mo LIBOR + 2.75%, 1.00% Floor	4.10%	02/06/24	4,276,781

				32,984,113

	Health Care Technology – 1.4%
4,477,500	Change Healthcare Holdings, Inc., Term Loan B, 1 Mo LIBOR + 2.75%, 1.00% Floor	4.10%	03/01/24	4,487,574
496,241	Cotiviti Corp., Term Loan B, 3 Mo LIBOR + 2.50%, 0.00% Floor	3.84%	09/28/23	498,722

				4,986,296

	Household Appliances – 0.6%
1,867,119	Traeger Grills, Closing Date Term Loan, 3 Mo LIBOR + 5.00%, 1.00% Floor	6.33%	09/30/24	1,881,122
292,881	Traeger Grills, Delayed Draw Term Loan (d)	2.50% (e)	09/30/24	295,078

				2,176,200

	Human Resource & Employment Services – 0.3%
926,250	Tempo Acquisition, Term Loan B, 1 Mo LIBOR + 3.00%, 0.00% Floor	4.35%	05/01/24	924,221

	Hypermarkets & Super Centers – 3.0%
8,842,388	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, 1 Mo LIBOR + 3.50%, 1.00% Floor	4.74%	01/31/24	8,695,692
1,999,732	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 1 Mo LIBOR + 7.50%, 1.00% Floor	8.74%	01/26/25	1,945,580

				10,641,272

	Industrial Conglomerates – 0.0%
104,651	Acuudyne Industries, Term Loan B, 3 Mo LIBOR + 3.75%, 1.00% Floor	5.08%	08/15/24	105,088

	Insurance Brokers – 2.7%
6,944	HUB International Ltd., Initial Term Loan (New), 2 Mo LIBOR + 3.00%, 1.00% Floor	4.35%	10/02/20	6,972
2,686,043	HUB International Ltd., Initial Term Loan (New), 3 Mo LIBOR + 3.00%, 1.00% Floor	4.41%	10/02/20	2,696,787
2,412,494	National Financial Partners Corp., Term Loan B, 1 Mo LIBOR + 3.50%, 1.00% Floor	4.85%	01/08/24	2,423,061
4,422,338	USI, Inc. (Compass Investors, Inc.), Term Loan B, 1 Mo LIBOR + 3.00%, 0.00% Floor	4.35%	05/15/24	4,410,353

				9,537,173

See Notes to Financial Statements	Page 9

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)

	Integrated Telecommunication Services – 1.9%
$ 6,430,053	Century Link (Qwest), Term Loan B, 1 Mo LIBOR + 2.75%, 0.00% Floor	4.10%	01/31/25	$6,152,789
530,463	Numericable U.S. LLC (Altice France S.A.), Term Loan B12, 3 Mo LIBOR + 3.00%, 0.00% Floor	4.35%	01/06/26	517,202

				6,669,991

	Leisure Facilities – 2.2%
5,286,000	ClubCorp Club Operations, Term Loan B, 3 Mo LIBOR + 3.25%, 0.00% Floor	4.59%	08/31/24	5,295,462
1,868,871	Planet Fitness Holdings LLC, Term Loan B, 1 Mo LIBOR + 3.00%, 0.75% Floor	4.35%	03/31/21	1,878,215
609,870	Planet Fitness Holdings LLC, Term Loan B, 3 Mo LIBOR + 3.00%, 0.75% Floor	4.33%	03/31/21	612,919

				7,786,596

	Life Sciences Tools & Services – 2.8%
812,654	Immucor, Inc., Term Loan B (First Lien), 2 Mo LIBOR + 5.00%, 1.00% Floor	6.31%	07/30/21	824,170
4,961,539	Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.), Initial Term Loan, 3 Mo LIBOR + 3.75%, 1.00% Floor	5.08%	06/30/21	4,970,866
174,000	Parexel, Term Loan B, 1 Mo LIBOR + 3.00%, 0.00% Floor	4.35%	08/31/24	174,943
234,243	Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo LIBOR + 2.75%, 1.00% Floor	4.10%	08/18/22	234,589
260,694	Pharmaceutical Product Development, Inc., Term Loan B, 3 Mo LIBOR + 2.75%, 1.00% Floor	4.08%	08/18/22	261,080
3,143,922	Sterigenics International (STHI Intermediate Holding Corp.), Term Loan B, 1 Mo LIBOR + 3.00%, 1.00% Floor	4.35%	05/15/22	3,138,043

				9,603,691

	Managed Health Care – 2.7%
1,740,000	Davis Vision/Superior Vision (Wink Holdco), Term Loan B, 3 Mo LIBOR + 3.00%, 1.00% Floor	4.49%	11/02/24	1,748,700
7,660,515	MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B, 3 Mo LIBOR + 3.00%, 1.00% Floor	4.33%	06/07/23	7,664,116

				9,412,816

	Metal & Glass Containers – 1.0%
2,144,178	Berlin Packaging LLC, Term Loan B, 1 Mo LIBOR + 3.25%, 1.00% Floor	4.50%-4.60%	10/01/21	2,158,180
1,282,303	Berlin Packaging LLC, Term Loan B, 3 Mo LIBOR + 3.25%, 1.00% Floor	4.59%	10/01/21	1,290,676

				3,448,856

	Movies & Entertainment – 1.5%
1,910,563	Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B, 1 Mo LIBOR + 3.50%, 1.00% Floor	4.75%	02/15/24	1,927,280
3,202,145	Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD) Loan, 1 Mo LIBOR + 3.00%, 1.00% Floor	4.35%	02/01/24	3,218,156

				5,145,436

	Other Diversified Financial Services – 0.5%
461,465	First Data Corp., Term Loan B, 1 Mo LIBOR + 2.25%, 0.00% Floor	3.56%	04/26/24	461,382
379,050	iPayment, Inc., Term Loan, 3 Mo LIBOR + 6.00%, 1.00% Floor	7.35%	04/11/23	381,893
989,975	Wex, Inc., Term Loan B, 1 Mo LIBOR + 2.75%, 0.00% Floor	4.10%	07/01/23	996,004

				1,839,279

Page 10	See Notes to Financial Statements

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)

	Packaged Foods & Meats – 2.2%
$ 2,977,444	Amplify Snack Brands, Inc., Term Loan B, 1 Mo LIBOR + 5.50%, 1.00% Floor	6.75%	08/31/23	$2,873,233
273,600	Blue Buffalo Company, Ltd., Term Loan B, 1 Mo LIBOR + 2.00%, 0.00% Floor	3.35%	05/22/24	274,626
4,409,917	New HB Acquisition LLC (Hostess), Term Loan B, 1 Mo LIBOR + 2.25%, 0.75% Floor	3.60%	08/03/22	4,414,328

				7,562,187

	Paper Packaging – 2.3%
7,951,489	Reynolds Group Holdings, Inc., Term Loan B, 1 Mo LIBOR + 2.75%, 0.00% Floor	4.10%	02/05/23	7,986,873

	Pharmaceuticals – 5.7%
1,000,000	Akorn, Inc., Loan, 1 Mo LIBOR + 4.25%, 1.00% Floor	5.63%	04/16/21	1,002,500
557,143	Amneal Pharmaceuticals LLC, Term Loan B, 3 Mo LIBOR + 3.50%, 1.00% Floor	4.83%	11/01/19	559,059
988,156	Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.60%	05/20/24	992,484
4,544,895	Endo Pharmaceuticals Holdings, Inc., Term Loan B, 1 Mo LIBOR + 4.25%, 0.75% Floor	5.63%	04/29/24	4,571,665
2,985,000	Horizon Pharma, Inc., Term Loan B, 1 Mo LIBOR + 3.25%, 1.00% Floor	4.56%	03/29/24	2,995,268
9,638,612	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 1 Mo LIBOR + 3.50%, 0.75% Floor	4.75%	04/01/22	9,766,324

				19,887,300

	Real Estate Services – 0.3%
976,148	DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo LIBOR + 3.25%, 1.00% Floor	4.58%-4.73%	11/04/21	959,065

	Research & Consulting Services – 4.2%
17,903	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 2 Mo LIBOR + 3.25%, 1.00% Floor	4.56%	07/23/21	17,377
6,928,389	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 3 Mo LIBOR + 3.25%, 1.00% Floor	4.63%	07/23/21	6,724,902
7,935,000	Information Resources, Inc., Term Loan B, 3 Mo LIBOR + 4.25%, 1.00% Floor	5.62%	01/18/24	7,981,261

				14,723,540

	Restaurants – 3.7%
1,899,980	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo LIBOR + 8.00%, 1.00% Floor	9.33%	08/15/22	1,914,230
7,922,000	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo LIBOR + 4.50%, 1.00% Floor	5.83%	08/02/21	8,001,220
2,969,388	Red Lobster Management LLC, Initial Term Loan (First Lien), 1 Mo LIBOR + 5.25%, 1.00% Floor	6.60%	07/28/21	2,976,811

				12,892,261

	Security & Alarm Services – 0.3%
1,114,433	Garda World Security Corp., Term Loan B, 3 Mo LIBOR + 3.50%, 1.00% Floor	4.97%	05/26/24	1,117,498
2,807	Garda World Security Corp., Term Loan B, Prime + 2.50%, 1.00% Floor	6.75%	05/26/24	2,815

				1,120,313

See Notes to Financial Statements	Page 11

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)

	Semiconductors – 0.9%
$ 1,086,869	Micron Technology, Inc., Term Loan B, 3 Mo LIBOR + 2.00%, 0.00% Floor	3.39%	04/26/22	$1,095,292
1,980,025	Western Digital Corp., Term Loan B, 1 Mo LIBOR + 2.00%, 0.00% Floor	3.31%	04/29/23	1,984,757

				3,080,049

	Specialized Consumer Services – 2.8%
9,775,812	Asurion LLC, Replacement TL B-5, 1 Mo LIBOR + 3.00%, 0.00% Floor	4.35%	11/03/23	9,810,907

	Specialized Finance – 4.1%
9,905,469	AlixPartners LLP, Term Loan B, 3 Mo LIBOR + 2.75%, 0.00% Floor	4.08%	04/29/24	9,945,388
4,462,366	Duff & Phelps Corp., Restatement Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.61%	10/05/24	4,463,749

				14,409,137

	Specialty Chemicals – 0.2%
862,000	H.B. Fuller, Term Loan B, 1 Mo LIBOR + 2.25%, 0.00% Floor	3.53%	10/31/24	865,112

	Specialty Stores – 0.5%
178,806	Party City Holdings, Inc., Term Loan B, 3 Mo LIBOR + 3.00%, 0.75% Floor	4.34%-4.38%	08/19/22	178,933
68,694	Party City Holdings, Inc., Term Loan B, 6 Mo LIBOR + 3.00%, 0.75% Floor	4.58%	08/19/22	68,743
3,200,772	Toys “R” US-Delaware, Inc., Term B-2 Loan, Prime + 2.75%, 1.50% Floor (f)	7.00%	05/25/18	1,059,679
337,500	Toys “R” US-Delaware, Inc., Term B-3 Loan, Prime + 2.75%, 1.50% Floor (f)	7.00%	05/25/18	111,736
496,174	Toys “R” US-Delaware, Inc., Term B-4 Loan, Prime + 7.75%, 1.00% Floor (f)	12.00%	04/25/20	251,243

				1,670,334

	Systems Software – 10.0%
697,600	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo LIBOR + 3.25%, 1.00% Floor	4.57%	09/13/24	704,381
477,443	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo LIBOR + 7.00%, 1.00% Floor	8.32%	09/13/25	490,692
2,053,251	Avast Software B.V. (Sybil Software LLC), Refinancing Dollar Term Loans, 1 Mo LIBOR + 2.75%, 1.00% Floor	4.06%	09/30/23	2,065,222
13,809,331	BMC Software Finance, Inc., Term Loan B, 1 Mo LIBOR + 3.75%, 1.00% Floor	5.10%	09/10/22	13,821,897
7,793,569	Compuware Corp., Term Loan B3, 3 Mo LIBOR + 4.25%, 1.00% Floor	5.63%	12/15/21	7,865,036
2,737,140	Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B, 3 Mo LIBOR + 3.50%, 1.00% Floor	4.98%	05/15/24	2,733,527
1,080,366	Riverbed Technology, Inc., Term Loan B, 1 Mo LIBOR + 3.25%, 1.00% Floor	4.60%	04/24/22	1,060,109
6,282,411	Vertafore, Inc., Term Loan B, 1 Mo LIBOR + 3.25%, 1.00% Floor	4.60%	06/30/23	6,315,770

				35,056,634

	Technology Hardware, Storage & Peripherals – 0.1%
504,846	Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo LIBOR + 2.00%, 0.75% Floor	3.35%	09/07/23	504,962

Page 12	See Notes to Financial Statements

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)

	Trading Companies & Distributors – 1.6%
$ 5,466,300	Avolon Holding LTD., Term Loan B2, 1 Mo LIBOR + 2.25%, 0.75% Floor	3.53%	04/03/22	$5,466,519

	Total Senior Floating-Rate Loan Interests			415,214,765

	(Cost $417,963,643)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 16.0%

	Broadcasting – 5.3%
4,146,000	Gray Television, Inc. (g)	5.13%	10/15/24	4,140,817
3,762,000	Gray Television, Inc. (g)	5.88%	07/15/26	3,827,835
7,335,000	Nexstar Broadcasting, Inc. (g)	5.63%	08/01/24	7,518,375
3,000,000	Sinclair Television Group, Inc. (g)	5.63%	08/01/24	3,090,000

				18,577,027

	Casinos & Gaming – 0.2%
570,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc.	11.00%	10/01/21	607,050

	Diversified Real Estate Activities – 0.5%
450,000	CalAtlantic Group, Inc.	5.25%	06/01/26	474,188
1,000,000	KB Home	7.63%	05/15/23	1,152,500

				1,626,688

	Health Care Facilities – 5.0%
4,038,600	CHS/Community Health Systems, Inc.	8.00%	11/15/19	3,629,692
250,000	HCA, Inc.	5.38%	02/01/25	260,000
2,000,000	HealthSouth Corp.	5.13%	03/15/23	2,056,400
1,000,000	HealthSouth Corp.	5.75%	11/01/24	1,027,500
250,000	Kindred Healthcare, Inc.	6.38%	04/15/22	237,500
3,791,000	LifePoint Health, Inc.	5.38%	05/01/24	3,729,396
2,000,000	Select Medical Corp.	6.38%	06/01/21	2,060,000
2,461,000	Tenet Healthcare Corp. (g)	7.50%	01/01/22	2,605,584
1,900,000	Tenet Healthcare Corp.	8.13%	04/01/22	1,888,125

				17,494,197

	Health Care Services – 0.7%
1,487,000	DaVita, Inc.	5.00%	05/01/25	1,491,164
1,000,000	Envision Healthcare Corp. (g)	6.25%	12/01/24	1,058,750

				2,549,914

	Independent Power Producers & Energy Traders – 0.2%
758,000	Calpine Corp.	5.50%	02/01/24	735,260

	Managed Health Care – 2.2%
250,000	Centene Corp.	4.75%	01/15/25	257,075
7,000,000	MPH Acquisition Holdings LLC (g)	7.13%	06/01/24	7,533,750

				7,790,825

	Oil & Gas Exploration & Production – 0.3%
934,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (g)	5.50%	09/15/24	973,695

	Paper Packaging – 0.4%
1,377,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (g)	7.00%	07/15/24	1,480,000

See Notes to Financial Statements	Page 13

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)

	Real Estate Services – 0.5%
$ 1,676,000	Realogy Group LLC/Realogy Co-Issuer Corp. (g)	4.88%	06/01/23	$1,696,950

	Wireless Telecommunication Services – 0.7%
2,285,000	SBA Communications Corp.	4.88%	09/01/24	2,370,687

	Total Corporate Bonds and Notes			55,902,293

	(Cost $55,297,269)

FOREIGN CORPORATE BONDS AND NOTES (c) – 1.9%

	Cable & Satellite – 0.3%
500,000	Virgin Media Secured Finance PLC (g)	5.50%	08/15/26	523,350
545,000	Ziggo Secured Finance B.V. (g)	5.50%	01/15/27	551,295

				1,074,645

	Metal & Glass Containers – 0.2%
468,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (g)	4.25%	09/15/22	479,641

	Pharmaceuticals – 1.4%
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (g)	5.75%	08/01/22	927,500
3,498,000	Valeant Pharmaceuticals International, Inc. (g)	5.38%	03/15/20	3,476,138
442,000	Valeant Pharmaceuticals International, Inc. (g)	5.50%	11/01/25	449,779

				4,853,417

	Total Foreign Corporate Bonds and Notes			6,407,703

	(Cost $6,362,949)

Shares	Description			Value
MONEY MARKET FUNDS (c) – 1.5%
5,334,907	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.98% (h)			5,334,907

	(Cost $5,334,907)
	Total Investments – 138.4%			482,859,668
	(Cost $484,958,768) (i)
	Outstanding Loans – (36.1)%			(126,000,000)
	Net Other Assets and Liabilities – (2.3)%.			(7,958,314)

	Net Assets – 100.0%			$348,901,354

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	Delayed Draw Loan (See Note 2C - Unfunded Loan Commitments in the Notes to Financial Statements).
(e)	Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.
(f)	This issuer has filed for protection in federal bankruptcy court.

Page 14	See Notes to Financial Statements

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Portfolio of Investments (Continued)

November 30, 2017 (Unaudited)

(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2017, securities noted as such amounted to $40,333,459 or 11.6% of net assets.
(h)	Rate shown reflects yield as of November 30, 2017.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,448,243 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,547,343. The net unrealized depreciation was $2,099,100.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	11/30/2017	Prices	Inputs	Inputs

Senior Floating-Rate Loan Interests*	$415,214,765	$—	$415,214,765	$ —
Corporate Bonds and Notes*	55,902,293	—	55,902,293	—
Foreign Corporate Bonds and Notes*	6,407,703	—	6,407,703	—
Money Market Funds	5,334,907	5,334,907	—	—

Total Investments	$482,859,668	$5,334,907	$477,524,761	$ —

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at November 30, 2017.

See Notes to Financial Statements	Page 15

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Statement of Assets and Liabilities

November 30, 2017 (Unaudited)

ASSETS:
Investments, at value (Cost $484,958,768)	$482,859,668
Cash	100,517
Receivables:
Investment securities sold	11,752,840
Interest	2,298,781
Interest reclaims	840
Prepaid expenses	11,947

Total Assets	497,024,593

LIABILITIES:
Outstanding loans	126,000,000
Payables:
Investment securities purchased	20,821,530
Unfunded loan commitments	683,038
Investment advisory fees	333,044
Interest and fees on loans	116,114
Printing fees	67,576
Administrative fees.	40,236
Audit and tax fees	35,831
Legal fees	15,756
Offering costs	2,636
Transfer agent fees	2,614
Trustees’ fees and expenses	1,908
Financial reporting fees	771
Custodian fees	420
Other liabilities.	1,765

Total Liabilities	148,123,239

NET ASSETS	$348,901,354

NET ASSETS consist of:
Paid-in capital	$351,932,587
Par value	358,316
Accumulated net investment income (loss)	1,423,665
Accumulated net realized gain (loss) on investments	(2,714,114)
Net unrealized appreciation (depreciation) on investments	(2,099,100)

NET ASSETS	$348,901,354

NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)	$9.74

Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)	35,831,569

Page 16	See Notes to Financial Statements

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Statement of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

INVESTMENT INCOME:
Interest	$12,018,912
Other	433,576

Total investment income	12,452,488

EXPENSES:
Investment advisory fees	2,065,661
Interest and fees on loans	1,344,077
Administrative fees	153,951
Printing fees	37,991
Custodian fees	35,795
Audit and tax fees	31,382
Transfer agent fees	15,042
Legal fees	13,132
Trustees’ fees and expenses	7,540
Financial reporting fees	4,625
Other	57,773

Total expenses	3,766,969

NET INVESTMENT INCOME (LOSS)	8,685,519

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(482,648)
Net change in unrealized appreciation (depreciation) on investments	(4,312,912)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,795,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,889,959

See Notes to Financial Statements	Page 17

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Statements of Changes in Net Assets

	Six Months Ended 11/30/2017 (Unaudited)	Period Ended 5/31/2017 (a)
OPERATIONS:
Net investment income (loss)	$8,685,519	$5,825,694
Net realized gain (loss)	(482,648)	(1,872,329)
Net change in unrealized appreciation (depreciation)	(4,312,912)	2,213,812

Net increase (decrease) in net assets resulting from operations	3,889,959	6,167,177

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,964,826)	(4,481,859)

Total distributions to shareholders	(8,964,826)	(4,481,859)

CAPITAL TRANSACTIONS:
Proceeds from Common Shares sold	—	352,877,757
Proceeds from Common Shares reinvested	35,716	27,430
Offering costs	—	(650,000)

Net increase (decrease) in net assets resulting from capital transactions	35,716	352,255,187

Total increase (decrease) in net assets	(5,039,151)	353,940,505

NET ASSETS:
Beginning of period	353,940,505	—

End of period	$348,901,354	$353,940,505

Accumulated net investment income (loss) at end of period	$1,423,665	$1,702,972

CAPITAL TRANSACTIONS were as follows:
Common Shares at beginning of period	35,827,943	—
Common Shares sold	—	35,825,153
Common Shares issued as reinvestment under the Dividend Reinvestment Plan	3,626	2,790

Common Shares at end of period	35,831,569	35,827,943

(a)	The Fund was seeded on November 15, 2016 and commenced operations on December 21, 2016.

Page 18	See Notes to Financial Statements

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Statement of Cash Flows

For the Six Months Ended November 30, 2017 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$3,889,959
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(303,453,738)
Sales, maturities and paydowns of investments	305,905,176
Net amortization/accretion of premiums/discounts on investments.	(136,906)
Net realized gain/loss on investments	482,648
Net change in unrealized appreciation/depreciation on investments	4,312,912
Changes in assets and liabilities:
Increase in interest receivable	(75,434)
Decrease in interest reclaims	77
Decrease in prepaid expenses	45,050
Decrease in interest and fees payable on loans	(19,276)
Decrease in investment advisory fees payable	(18,611)
Decrease in audit and tax fees payable	(26,369)
Increase in legal fees payable	2,338
Increase in printing fees payable	17,506
Decrease in administrative fees payable	(71)
Decrease in custodian fees payable	(10,514)
Decrease in transfer agent fees payable	(7,851)
Decrease in Trustees’ fees and expenses payable	(959)
Decrease in other liabilities payable	(5,232)

Cash provided by operating activities		$10,900,705

Cash flows from financing activities:
Proceeds of Common Shares reinvested	35,716
Distributions to Common Shareholders from net investment income	(8,964,826)
Repayment of borrowings	(44,000,000)
Proceeds from borrowings.	42,000,000

Cash used in financing activities		(10,929,110)

Decrease in cash		(28,405)
Cash at beginning of period		128,922

Cash at end of period		$100,517

Supplemental disclosure of cash flow information:
Cash paid during the period for interest and fees		$1,363,353

See Notes to Financial Statements	Page 19

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

Financial Highlights

For a Common Share outstanding throughout each period

	Six Months Ended 11/30/2017 (Unaudited)		Period Ended 5/31/2017 (a)
Net asset value, beginning of period	$9.88		$9.85

Income from investment operations:
Net investment income (loss)	0.29		0.17
Net realized and unrealized gain (loss)	(0.18)		(0.00	) (b)

Total from investment operations	0.11		0.17

Distributions paid to shareholders from:
Net investment income	(0.25)		(0.13)

Common Shares offering costs charged to paid-in capital	—		(0.02)

Premiums from shares sold in at the market offering	—		0.01

Net asset value, end of period	$9.74		$9.88

Market value, end of period	$9.26		$10.00

Total return based on net asset value (c)	1.17%		1.59%
Total return based on market value (c)	(4.97)%		1.28%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$348,901		$353,941
Ratio of total expenses to average net assets	2.14	% (d)	1.69	% (d)
Ratio of total expenses to average net assets excluding interest expense	1.38	% (d)	1.28	% (d)
Ratio of net investment income (loss) to average net assets	4.93	% (d)	3.86	% (d)
Portfolio turnover rate (e)	34%		61%

Indebtedness:
Total loans outstanding (in 000’s)	$126,000		$128,000
Asset coverage per $1,000 of indebtedness (f)	$3,769		$3,765

(a)	The Fund was seeded on November 15, 2016 and commenced operations on December 21, 2016.
(b)	Amount represents less than $0.01 per share.
(c)	Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.

Page 20	See Notes to Financial Statements

Notes to Financial Statements

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

1. Organization

First Trust Senior Floating Rate 2022 Target Term Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on October 14, 2016, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FIV on the New York Stock Exchange (“NYSE”).

The investment objectives of the Fund are to seek a high level of current income and to return $9.85 per Common Share of beneficial interest of the Fund (the original net asset value (“NAV”) per Common Share before deducting offering costs of $0.02 per Common Share) to the holders of Common Shares on or about February 1, 2022. The Fund pursues its objectives by primarily investing at least 80% of its managed assets in a portfolio of senior secured floating-rate loan interests (“Senior Loans”)(1). There can be no assurance that the Fund’s investment objectives will be achieved. The Fund may not be appropriate for all investors.

2. Significant Accounting Policies

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

The NAV of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor’s Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

1) the fundamental business data relating to the borrower/issuer;

2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

3) the type, size and cost of a security;

4) the financial statements of the borrower/issuer;

(1)	The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Page 21

Notes to Financial Statements (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.

Corporate bonds, notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:

1) benchmark yields;

2) reported trades;

3) broker/dealer quotes;

4) issuer spreads;

5) benchmark securities;

6) bids and offers; and

7) reference data including market research publications.

Fixed-income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1) the credit conditions in the relevant market and changes thereto;

2) the liquidity conditions in the relevant market and changes thereto;

3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

4) issuer-specific conditions (such as significant credit deterioration); and

5) any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

Page 22

Notes to Financial Statements (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

o	Quoted prices for similar investments in active markets.

o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2017, is included with the Fund’s Portfolio of Investments.

B. Security Transactions and Investment Income

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the life of each respective borrowing.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At November 30, 2017, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than unfunded commitments discussed below).

C. Unfunded Loan Commitments

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had unfunded delayed draw loan commitments, which are marked to market daily, of $683,038 as of November 30, 2017. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount.

D. Dividends and Distributions to Shareholders

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage, if any. Distributions of any long-term capital gains are earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund’s Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in

Page 23

Notes to Financial Statements (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid by the Fund during the fiscal year ended May 31, 2017 was as follows:

Distributions paid from:
Ordinary income	$4,481,859
Capital gain	—
Return of capital	—

As of May 31, 2017, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income	$1,939,266
Undistributed capital gains	—

Total undistributed earnings	1,939,266
Accumulated capital and other losses	(2,183,649)
Net unrealized appreciation (depreciation)	1,929,701

Total accumulated earnings (losses)	1,685,318
Other	—
Paid-in capital	352,255,187

Total net assets	$353,940,505

E. Income Taxes

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At May 31, 2017, the Fund had $2,183,649 of non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended May 31, 2017, the Fund incurred no net ordinary and capital losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2017 remains open to federal and state audit. As of November 30, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

F. Expenses

The Fund will pay all expenses directly related to its operations.

G. Organization and Offering Costs

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business, and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund’s shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust paid all organization expenses. The Fund’s Common Share offering costs of $650,000 were recorded as a reduction of the proceeds from sales from the sale of Common Shares during the period ended May 31, 2017.

Page 24

Notes to Financial Statements (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

H. New and Amended Financial Reporting Rules and Forms

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities within the Portfolio of Investments The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

3. Investment Advisory Fee,Affiliated Transactions and Other Fee Arrangements

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.85% of the Fund’s Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund’s liabilities other than the principal amount of borrowings). First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Fund for acting in such capacities.

4. Purchases and Sales of Securities

The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended November 30, 2017, were $166,898,734 and $205,559,391, respectively.

5. Borrowings

The Fund has a committed facility agreement (the “agreement”) with The Bank of Nova Scotia (“Scotia”) that has a maximum commitment amount of $158,000,000. The borrowing rate under the facility is equal to the 1-month LIBOR plus 0.775%. In addition, under the facility, the Fund pays a commitment fee of 0.25% on the undrawn amount of such facility when the utilization is below 75% of the maximum commitment amount. For the six months ended November 30, 2017, the average amount outstanding was $133,349,727 with a weighted average interest rate of 1.98%. As of November 30, 2017, the Fund had outstanding borrowings of $126,000,000, which approximates fair value, under the agreement. The borrowings are categorized as Level 2 within the fair value hierarchy. The high and low annual interest rates for the six months ended November 30, 2017 were 2.13% and 1.77%, respectively. The weighted average interest rate at November 30, 2017 was 2.05%.

Page 25

Notes to Financial Statements (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

6. Indemnification

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Subsequent Events

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Page 26

Additional Information

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

Dividend Reinvestment Plan

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund’s Dividend Reinvestment Plan (the “Plan”), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the “Plan Agent”), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)	If Common Shares are trading at or above net asset value (“NAV”) at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

(2)	If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases.
Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website located at https://www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website located at https://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website located at

Page 27

Additional Information (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

https://www.ftportfolios.com; (3) on the SEC’s website at https://www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

Risk Considerations

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s prospectus and statement of additional information, as well as other Fund regulatory filings.

Credit Risk: Credit risk is the risk that an issuer of a security held by the Fund will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in “high yield” or “junk” debt; such securities involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

Five-Year Term Risk: Because the assets of the Fund will be liquidated in connection with its termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, or at a time when a particular security is in default or bankruptcy, or otherwise in severe distress, which may cause the Fund to lose money. Although the Fund has an investment objective of returning Original NAV to Common Shareholders on or about the Termination Date, the Fund may not be successful in achieving this objective. The return of Original NAV is not an express or implied guarantee obligation of the Fund. There can be no assurance that the Fund will be able to return Original NAV to Common Shareholders, and such return is not backed or otherwise guaranteed by the Advisor or any other entity.

The Fund’s ability to return Original NAV to Common Shareholders on or about the Termination Date will depend in part on market conditions, the presence or absence of defaulted or distressed securities in the Fund’s portfolio that may prevent those securities from being sold in a timely manner at a reasonable price, and various portfolio and cash flow management techniques. The Fund may set aside and retain in its net assets (and therefore its NAV) a portion of its net investment income, and possibly all or a portion of its gains, in pursuit of its objective to return Original NAV to Common Shareholders upon termination. This would reduce the amounts otherwise available for distribution prior to the liquidation of the Fund. As it nears the Termination Date, the Fund may invest in higher credit quality instruments with maturities extending beyond the Termination Date to seek to improve the liquidity of its portfolio and reduce investment risk. Investing in higher credit quality instruments may reduce the amount available for distribution to Common Shareholders.

The Fund’s final distribution to shareholders will be based upon the Fund’s NAV at the Termination Date and initial investors and any investors that purchase Common Shares after the completion of this offering (particularly if their purchase price differs meaningfully from the original offering price or Original NAV) may receive less in such final distribution than their original investment. Rather than reinvesting any proceeds from the sale or redemption of its securities, the Fund may distribute such proceeds in one or more distributions prior to the final liquidation, which may cause the Fund’s fixed expenses to increase when expressed as a percentage of net assets attributable to Common Shares. Depending upon a variety of factors, including the performance of the Fund’s portfolio over the life of the Fund, the amount distributed to shareholders on or about the Termination Date may be significantly less than Original NAV.

High-Yield Securities Risk: The Fund may invest up to 100% of its Managed Assets in lower grade debt securities, which may also be referred to as below investment grade debt securities. The Senior Loans in which the Fund invests are generally rated below investment grade by one or more rating agencies and are considered to be “high-yield” securities. High-yield securities should be considered speculative as their low ratings indicate a quality of less than investment grade, and therefore carry an increased risk of default as compared to investment grade issues. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. A reduction in an issuer’s creditworthiness may result in the bankruptcy of an issuer or the default by an issuer on the interest and principal payments. The high yield securities in which the Fund invests are not listed on a national securities exchange. Due to the smaller, less liquid market for the high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high-yield securities may have a greater risk of default than other types of securities.

Page 30

Additional Information (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

Interest Rate Risk: The Fund’s portfolio is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

Investment and Market Risk: An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor determines that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

Leverage Risk: The use of leverage results in additional risks and can magnify the effect of any losses. If the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the Common Shares’ return will be less than if leverage had not been used. The Fund borrowed pursuant to a leverage borrowing program, which constitutes a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares, with respect to the payment of dividends or upon liquidation. If the Fund is not in compliance with certain Credit Facility provisions, the Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or purchase Common Shares. The use of leverage by the Fund increases the likelihood of greater volatility of NAV and market price of the Common Shares. Leverage also increases the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares.

Limited Operating History: The Fund is a newly organized, diversified, closed-end management investment company with limited operating history. It is designed for long-term investing and not as a vehicle for trading.

Liquidity Risk: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. Although the resale, or secondary market for Senior Loans is growing, it is currently limited. There is no organized exchange or board of trade on which Senior Loans are traded. Instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank resale market. In addition, Senior Loans in which the Fund invests may require the consent of the borrower and/or agent prior to the settlement of the sale or assignment. These consent requirements can delay or impede the Fund’s ability to settle the sale of Senior Loans. If the economy experiences a sudden downturn, or if the market for the Senior Loans in which the Fund invests becomes distressed, the Fund may have difficulty disposing of Senior Loans if it needs cash to repay debt, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

Pre-payment Risk: Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

Reinvestment Risk: Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund’s portfolio’s current earnings rate. A decline in income could affect the common shares’ market price, level of distributions or the overall return of the Fund.

Second Lien Loan Risk: A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans are typically secured by a second priority security interest or lien on specified collateral securing the Borrower’s obligation under the interest. Because second lien loans are second to first lien loans, they present a greater degree of investment risk. Specifically, these loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan may be insufficient to meet scheduled payments after giving effect to those loans with a higher priority. In addition, loans that have a lower than first lien priority on collateral of the Borrower generally have greater price volatility than those loans with a higher priority and may be less liquid. However, second lien loans often pay interest at higher rates than first lien loans reflecting such additional risks.

Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the

Page 29

Additional Information (Continued)

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)

November 30, 2017 (Unaudited)

same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than first lien loans, since cash flow of the Borrower and property securing the loan, if any, may be insufficient to meet scheduled payments after giving effect to higher priority secured obligations of the Borrower. Second lien loans also share the same risks of other below investment grade debt instruments (which are commonly referred to as “junk” or “high yield” securities). See “Risks – High Yield Securities Risk.”

Senior Loan Risk: In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund’s Common Shares. If the Fund acquires a Senior Loan from another Lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender. Although Senior Loans may be secured by specific collateral, the value of the collateral may not equal the Fund’s investment when the Senior Loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund’s investment. Also, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized. Therefore, the liquidation of the collateral underlying a Senior Loan may not satisfy the issuer’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

Subordinated Loan Risk: Issuers of subordinated loans and other subordinated debt instruments in which the Fund may invest usually will have, or may be permitted to incur, other debt that ranks equally with, or senior to, the subordinated loans or other subordinated debt instruments. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments in respect of subordinated loans or other subordinated debt instruments in which it invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of an issuer, holders of debt instruments ranking senior to the subordinated loan or other debt instrument in which the Fund invests would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying such senior creditors, such issuer may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with subordinated loans or other subordinated debt instruments in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant issuer. In addition, the Fund will likely not be in a position to control any issuer by investing in its debt instruments. As a result, the Fund will be subject to the risk that an issuer in which it invests may make business decisions with which the Fund disagrees and the management of such issuer, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as a debt investor.

Page 30

This page intentionally left blank

This page intentionally left blank

INVESTMENT ADVISOR

First Trust Advisors L.P.

120 E. Liberty Drive, Suite 400

Wheaton, IL 60187

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

ADMINISTRATOR,

FUND ACCOUNTANT, AND

CUSTODIAN

The Bank of New York Mellon

101 Barclay Street, 20th Floor

New York, NY 10286

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP

111 W. Monroe Street

Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Senior Floating Rate 2022 Target Term Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	February 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	February 7, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	February 7, 2018

* Print the name and title of each signing officer under his or her signature.